Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Jan. 28, 2021
Prospectus Date	Jan. 31, 2021
Clifford Capital Partners Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	CLFFX
Clifford Capital Partners Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	CLIFX
Clifford Capital Partners Fund | Super Institutional Class
Prospectus [Line Items]
Trading Symbol	CLIQX
Clifford Capital Focused Small Cap Value Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	FSVRX
Clifford Capital Focused Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	FSVVX
Clifford Capital Focused Small Cap Value Fund | Super Institutional Class
Prospectus [Line Items]
Trading Symbol	FSVQX